Schedule of Investments
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–68.80%
Australia–2.60%
AGL Energy Ltd.	329	$2,688
ALS Ltd.	1,230	12,194
Ampol Ltd.	117	2,468
ANZ Group Holdings Ltd.	748	15,720
APA Group	2,213	11,843
Aristocrat Leisure Ltd.	858	34,641
Aurizon Holdings Ltd.	3,965	9,646
BHP Group Ltd.	5,356	166,283
BlueScope Steel Ltd.	1,933	29,507
Brambles Ltd.	3,373	44,273
Cochlear Ltd.	77	14,984
Coles Group Ltd.	1,588	19,797
Commonwealth Bank of Australia	505	47,104
Computershare Ltd.	648	11,297
CSL Ltd.	518	102,322
Dexus	520	2,713
Endeavour Group Ltd.	2,648	9,157
Evolution Mining Ltd.	960	3,059
Fortescue Ltd.	2,957	41,707
Glencore PLC	18,827	107,816
Goodman Group	2,145	54,717
GPT Group (The)	936	3,209
Harvey Norman Holdings Ltd.	380	1,296
Incitec Pivot Ltd.	953	2,040
James Hardie Industries PLC, CDI(a)	822	32,664
Lottery Corp. Ltd. (The)	6,287	22,163
Macquarie Group Ltd.	28	4,480
Mineral Resources Ltd.	281	10,019
Mirvac Group	1,929	2,853
National Australia Bank Ltd.	625	16,181
Northern Star Resources Ltd.	1,399	15,325
Orica Ltd.	224	2,861
Origin Energy Ltd.	841	5,826
Pilbara Minerals Ltd.	8,559	19,252
Qantas Airways Ltd.(a)	2,483	12,674
Ramsay Health Care Ltd.	110	3,157
REA Group Ltd.	25	3,460
Reece Ltd.	141	2,765
Rio Tinto Ltd.	1,194	105,604
Rio Tinto PLC	2,518	178,747
Santos Ltd.	1,594	7,724
Scentre Group	16,391	41,205
SEEK Ltd.	159	2,722
Sonic Healthcare Ltd.	1,115	20,972
South32 Ltd.	13,277	34,054
Stockland	4,633	16,711
Telstra Group Ltd.	17,733	47,463
TPG Telecom Ltd.	222	752
Transurban Group	3,352	30,286
Treasury Wine Estates Ltd.	398	3,286
Vicinity Ltd.	1,774	2,703
Washington H Soul Pattinson & Co. Ltd.	27	647
Wesfarmers Ltd.	1,597	77,552
Shares		Value
Australia–(continued)
Westpac Banking Corp.	628	$13,723
WiseTech Global Ltd.	82	7,765
Woodside Energy Group Ltd.	1,414	24,373
Woolworths Group Ltd.	2,173	49,934
		1,570,384
Austria–0.17%
ANDRITZ AG	36	2,551
Erste Group Bank AG	739	40,496
Mondi PLC	216	4,120
OMV AG	294	12,577
Raiffeisen Bank International AG	697	13,884
Verbund AG	283	23,415
Vienna Insurance Group AG Wiener Versicherung Gruppe	19	631
voestalpine AG	65	1,689
Wienerberger AG	55	1,818
		101,181
Belgium–0.32%
Ageas S.A./N.V.	225	12,006
Anheuser-Busch InBev S.A./N.V.	1,348	89,328
Colruyt Group N.V	19	885
D’Ieteren Group	10	2,118
Elia Group S.A./N.V.	14	1,600
Groupe Bruxelles Lambert N.V.	194	15,117
KBC Group N.V.	278	22,117
Sofina S.A.	8	2,261
Solvay S.A., Class A	236	9,245
Syensqo S.A.	109	9,659
UCB S.A.	139	25,092
Umicore S.A.	99	1,285
		190,713
Brazil–0.95%
B3 S.A. - Brasil, Bolsa, Balcao	9,566	18,806
Banco Bradesco S.A., Preference Shares	4,477	12,081
Banco do Brasil S.A.	5,526	27,571
Caixa Seguridade Participacoes S.A.	2,223	5,937
Cia Energetica de Minas Gerais, Preference Shares	6,960	14,565
Gerdau S.A., Preference Shares	2,502	8,772
Itausa S.A., Preference Shares	3,510	7,132
Metalurgica Gerdau S.A., Preference Shares	3,658	7,333
Pagseguro Digital Ltd., Class A(a)	550	4,736
Petroleo Brasileiro S.A., Preference Shares	38,585	255,052
Vale S.A.	14,908	173,799
Vibra Energia S.A.	1,852	7,955
WEG S.A.	2,149	21,456
Yara International ASA	336	10,615
		575,810
Burkina Faso–0.00%
Endeavour Mining PLC	88	2,082

See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Canada–6.60%
Agnico Eagle Mines Ltd.	538	$43,340
Algonquin Power & Utilities Corp.	338	1,847
Alimentation Couche-Tard, Inc.	1,225	67,724
AltaGas Ltd.	137	3,391
ARC Resources Ltd.	293	4,953
ATCO Ltd., Class I	884	31,309
AtkinsRealis Group, Inc.	86	3,494
Bank of Montreal	922	83,198
Bank of Nova Scotia (The)	2,558	139,376
Barrick Gold Corp.	5,370	106,808
BCE, Inc.	1,510	52,497
Brookfield Asset Management Ltd., Class A	567	26,806
Brookfield Corp.	3,645	193,590
CAE, Inc.(a)	727	13,648
Cameco Corp.	238	11,370
Canadian Imperial Bank of Commerce	1,934	118,633
Canadian National Railway Co.	1,471	172,252
Canadian Natural Resources Ltd.	2,028	67,343
Canadian Pacific Kansas City Ltd.	1,081	92,454
Canadian Tire Corp. Ltd., Class A	157	18,816
Canadian Utilities Ltd., Class A	65	1,726
CCL Industries, Inc., Class B	335	20,423
Cenovus Energy, Inc.	2,617	43,770
CGI, Inc., Class A(a)	419	48,212
Constellation Software, Inc.	48	156,161
Dollarama, Inc.	1,019	104,383
Emera, Inc.	569	22,420
Enbridge, Inc.	3,061	124,346
Fairfax Financial Holdings Ltd.	63	79,547
Finning International, Inc.	329	10,798
Fortis, Inc.	1,120	50,888
Franco-Nevada Corp.	173	21,487
George Weston Ltd.	272	45,653
Gildan Activewear, Inc.	677	31,867
Great-West Lifeco, Inc.	134	4,570
Hydro One Ltd.(b)	1,152	39,932
IGM Financial, Inc.	39	1,170
Imperial Oil Ltd.	395	27,790
Intact Financial Corp.	480	92,171
Ivanhoe Mines Ltd., Class A(a)	941	13,999
Keyera Corp.	532	16,588
Kinross Gold Corp.	4,479	41,960
Loblaw Cos. Ltd.	218	29,027
Lumine Group, Inc.(a)(b)	484	11,309
Magna International, Inc.	656	26,910
Manulife Financial Corp.	5,504	162,664
Metro, Inc.	730	46,144
National Bank of Canada	475	44,864
Nutrien Ltd.	2,045	98,269
Onex Corp.	202	14,149
Open Text Corp.	919	30,591
Pembina Pipeline Corp.	799	32,936
Power Corp. of Canada	1,434	45,232
Quebecor, Inc., Class B	420	10,965
RB Global, Inc.	231	18,592
Restaurant Brands International, Inc.	322	23,235
RioCan REIT	159	2,396
Rogers Communications, Inc., Class B	477	19,179
Shares		Value
Canada–(continued)
Royal Bank of Canada	2,056	$256,610
Saputo, Inc.	119	2,568
Shopify, Inc., Class A(a)	2,096	167,919
Sun Life Financial, Inc.	933	54,119
Suncor Energy, Inc.	6,451	238,112
TC Energy Corp.	950	45,159
Teck Resources Ltd., Class B	470	24,549
TELUS Corp.	2,033	34,108
TFI International, Inc.	383	52,461
Thomson Reuters Corp.	201	34,285
Toronto-Dominion Bank (The)	2,083	131,715
Tourmaline Oil Corp.	161	7,477
West Fraser Timber Co. Ltd.	223	21,727
Wheaton Precious Metals Corp.	435	26,567
WSP Global, Inc.	157	27,893
		3,994,441
Chile–0.05%
Antofagasta PLC	472	12,723
Lundin Mining Corp.	1,909	20,001
		32,724
China–3.47%
Agricultural Bank of China Ltd., H Shares	19,777	9,227
Alibaba Group Holding Ltd.	17,149	227,889
Anhui Conch Cement Co. Ltd., H Shares	2,690	7,844
Autohome, Inc., ADR	268	8,742
Baidu, Inc., A Shares(a)	4,642	61,031
Bank of China Ltd., H Shares	316,169	147,651
Bank of Communications Co. Ltd., H Shares	44,725	34,019
BOC Hong Kong (Holdings) Ltd.	1,996	6,324
Brilliance China Automotive Holdings Ltd.	21,816	8,366
BYD Co. Ltd., H Shares	1,496	53,374
China CITIC Bank Corp. Ltd., H Shares	28,394	18,025
China Coal Energy Co. Ltd., H Shares	7,369	9,126
China Construction Bank Corp., H Shares	276,296	206,034
China Hongqiao Group Ltd.	17,691	29,020
China Mengniu Dairy Co. Ltd.	4,467	10,478
China Merchants Bank Co. Ltd., H Shares	2,826	13,694
China Minsheng Banking Corp. Ltd., H Shares	18,706	7,581
China National Building Material Co. Ltd., H Shares	18,009	7,817
China Overseas Land & Investment Ltd.	5,256	10,529
China Petroleum & Chemical Corp., H Shares	40,462	24,880
China Shenhua Energy Co. Ltd., H Shares	1,977	8,805
China Tower Corp. Ltd., H Shares(b)	138,353	18,179
CITIC Ltd.	11,342	13,184
COSCO SHIPPING Holdings Co. Ltd., H Shares	5,270	8,806
ESR Group Ltd.(b)	1,254	1,994
Industrial & Commercial Bank of China Ltd., H Shares	212,381	125,149
JD.com, Inc., A Shares	3,507	70,343
JOYY, Inc., ADR	195	7,067
KE Holdings, Inc., ADR	1,290	25,684
Kunlun Energy Co. Ltd.	9,376	9,635
Li Auto, Inc., A Shares(a)	1,653	21,256
NetEase, Inc.	1,434	26,787
New Oriental Education & Technology Group, Inc.	2,939	22,429
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
China–(continued)
Nongfu Spring Co. Ltd., H Shares(b)	2,211	$9,523
NXP Semiconductors N.V.	209	50,162
PDD Holdings, Inc., ADR(a)	829	111,758
PetroChina Co. Ltd., H Shares	30,914	24,937
Ping An Insurance (Group) Co. of China Ltd., H Shares	6,238	39,172
Postal Savings Bank of China Co. Ltd., H Shares(b)	13,983	8,264
Prosus N.V.	2,742	119,673
Sino Biopharmaceutical Ltd.	27,608	13,025
Sinopharm Group Co. Ltd., H Shares	8,340	22,003
Smoore International Holdings Ltd.(b)	974	1,601
TAL Education Group, ADR(a)	1,075	12,728
Tencent Holdings Ltd.	5,056	281,138
Tencent Music Entertainment Group, ADR	1,800	21,690
Topsports International Holdings Ltd.(b)	1,181	514
Trip.com Group Ltd.(a)	240	14,440
Vipshop Holdings Ltd., ADR	1,690	26,584
Weichai Power Co. Ltd., H Shares	4,069	7,437
Wharf (Holdings) Ltd. (The)	507	1,440
Wilmar International Ltd.	6,613	17,152
Xinyi Glass Holdings Ltd.	819	960
Yum China Holdings, Inc.	516	23,230
Zhejiang Expressway Co. Ltd., H Shares	11,214	7,810
Zijin Mining Group Co. Ltd., H Shares	3,847	8,589
ZTO Express (Cayman), Inc., ADR	690	17,091
		2,101,890
Colombia–0.01%
Bancolombia S.A., Preference Shares	842	6,642
Czech Republic–0.03%
CEZ A.S.	509	19,800
Denmark–2.07%
A.P. Moller - Maersk A/S, Class B	52	87,505
Ambu A/S, Class B(a)	91	1,783
Ascendis Pharma A/S, ADR(a)	28	4,181
Carlsberg A/S, Class B	48	5,716
Coloplast A/S, Class B	160	20,855
Danske Bank A/S	705	21,206
Demant A/S(a)	403	15,689
DSV A/S	42	8,644
Genmab A/S(a)	84	20,364
GN Store Nord A/S(a)	64	1,426
H. Lundbeck A/S	163	1,055
ISS A/S	91	1,816
Jyske Bank A/S	136	10,585
Novo Nordisk A/S, Class B	7,904	937,505
Novonesis (Novozymes) B, Class B	422	30,382
Orsted A/S(a)(b)	93	6,160
Pandora A/S	283	46,644
ROCKWOOL A/S, Class B	5	2,347
Tryg A/S	505	11,976
Vestas Wind Systems A/S(a)	786	17,295
		1,253,134
Egypt–0.02%
Commercial International Bank Egypt S.A.E.	5,954	10,421
Shares		Value
Finland–0.44%
Elisa OYJ	226	$11,981
Fortum OYJ	212	3,488
Kesko OYJ, Class B	170	3,627
Kone OYJ, Class B	304	18,186
Metso OYJ	342	3,657
Neste OYJ	207	4,021
Nokia OYJ	4,814	21,019
Nordea Bank Abp	7,400	87,359
Orion OYJ, Class B	64	3,507
Sampo OYJ	776	36,193
Stora Enso OYJ, Class R	876	11,207
UPM-Kymmene OYJ	670	22,428
Wartsila OYJ Abp	1,725	38,600
		265,273
France–4.61%
Accor S.A.	111	4,825
Aeroports de Paris S.A.	16	2,055
Air Liquide S.A.	830	160,281
Airbus SE	718	105,084
Alstom S.A.	182	3,781
Amundi S.A.(b)	31	2,317
Arkema S.A.	126	12,001
AXA S.A.	3,085	118,763
Ayvens S.A.(b)	121	853
bioMerieux	20	2,397
BNP Paribas S.A.	2,556	175,397
Bollore SE	343	2,290
Bouygues S.A.	882	29,521
Bureau Veritas S.A.	395	13,105
Capgemini SE	245	52,896
Carrefour S.A.	3,604	61,453
Cie de Saint-Gobain S.A.	391	35,660
Cie Generale des Etablissements Michelin S.C.A.	1,835	74,525
Covivio S.A.	417	25,377
Credit Agricole S.A.	2,494	38,140
Danone S.A.	880	64,099
Dassault Aviation S.A.	8	1,652
Dassault Systemes SE	324	12,869
Edenred SE	122	4,621
Eiffage S.A.	508	49,055
ENGIE S.A.	4,761	82,328
EssilorLuxottica S.A.	421	99,745
Eurazeo SE	20	1,645
Forvia SE	71	730
Gecina S.A.	36	4,145
Getlink SE	168	2,997
Hermes International S.C.A.	25	61,559
Imerys S.A.	18	598
Ipsen S.A.	98	12,072
JCDecaux SE(a)	32	717
Kering S.A.	92	26,482
Klepierre S.A.	534	17,497
La Francaise des Jeux SAEM(b)	56	2,304
Legrand S.A.	399	45,967
L’Oreal S.A.	200	89,707
LVMH Moet Hennessy Louis Vuitton SE	211	161,811
Orange S.A.	8,365	95,803
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
France–(continued)
Pernod Ricard S.A.	179	$27,081
Publicis Groupe S.A.	336	36,771
Remy Cointreau S.A.	11	857
Renault S.A.	99	4,304
Rexel S.A.	779	22,581
Rubis S.C.A.	41	1,120
Safran S.A.	521	122,603
Sartorius Stedim Biotech	13	2,722
Schneider Electric SE	598	157,637
SCOR SE	80	1,790
SEB S.A.	13	1,484
Societe BIC S.A.	12	807
Societe Generale S.A.	1,247	31,074
Sodexo S.A.	41	3,362
STMicroelectronics N.V.	311	9,279
Teleperformance SE	142	14,690
Thales S.A.	118	18,754
TotalEnergies SE	4,563	296,300
Unibail-Rodamco-Westfield SE	336	29,428
Valeo SE	106	1,283
Veolia Environnement S.A.	344	11,326
Vinci S.A.	1,858	217,194
Vivendi SE	1,515	17,526
Wendel SE	12	1,228
Worldline S.A.(a)(b)	105	765
		2,791,090
Germany–5.14%
adidas AG	296	78,436
Allianz SE	767	252,281
BASF SE	1,727	91,536
Bayer AG	1,059	35,828
Bayerische Motoren Werke AG	916	81,008
Bechtle AG	40	1,789
Beiersdorf AG	238	35,824
Brenntag SE	284	21,198
Carl Zeiss Meditec AG, BR	19	1,507
Commerzbank AG	1,794	33,089
Continental AG	231	14,970
Covestro AG(a)(b)	93	5,796
Daimler Truck Holding AG	494	18,548
Deutsche Bank AG	4,916	85,104
Deutsche Boerse AG	264	61,979
Deutsche Lufthansa AG	1,733	12,693
Deutsche Post AG	1,781	79,444
Deutsche Telekom AG	19,039	559,161
Dr. Ing. h.c. F. Porsche AG, Preference Shares(b)	43	3,436
DWS Group GmbH & Co. KGaA(b)	22	907
E.ON SE	10,637	158,406
Evonik Industries AG	216	5,056
Fraport AG Frankfurt Airport Services Worldwide(a)	19	1,060
Fresenius Medical Care AG	593	25,198
Fresenius SE & Co. KGaA	1,432	54,632
FUCHS SE, Preference Shares	38	1,847
GEA Group AG	79	3,875
Hannover Rueck SE	91	25,977
Heidelberg Materials AG	570	62,096
Shares		Value
Germany–(continued)
Henkel AG & Co. KGaA, Preference Shares	470	$44,180
HOCHTIEF AG	8	987
HUGO BOSS AG	28	1,282
Infineon Technologies AG	636	22,329
KION Group AG	169	6,673
Knorr-Bremse AG	242	21,563
LEG Immobilien SE	36	3,769
Mercedes-Benz Group AG	2,402	155,648
Merck KGaA	515	90,913
MTU Aero Engines AG	26	8,126
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	181	99,739
Nemetschek SE	28	2,910
Porsche Automobil Holding SE, Preference Shares	522	23,916
Puma SE	48	2,007
Rational AG	2	2,042
Rheinmetall AG	123	66,866
RWE AG	1,533	55,851
SAP SE	1,512	345,844
Sartorius AG, Preference Shares	12	3,374
Scout24 SE(b)	152	13,087
Siemens AG	727	147,078
Siemens Energy AG, Class A(a)	619	22,853
Siemens Healthineers AG(b)	298	17,898
Suedzucker AG	31	389
Symrise AG	155	21,450
Talanx AG	30	2,529
thyssenkrupp AG	242	938
United Internet AG	42	864
Volkswagen AG, Preference Shares	746	79,235
Vonovia SE	729	26,613
Wacker Chemie AG	8	791
Zalando SE(a)(b)	114	3,768
		3,108,193
Greece–0.14%
Alpha Services and Holdings S.A.	4,433	7,698
Eurobank Ergasias Services and Holdings S.A.	9,894	22,661
Hellenic Telecommunications Organization S.A.	748	12,907
JUMBO S.A.	470	13,462
National Bank of Greece S.A.	1,007	8,608
OPAP S.A.	555	9,861
Piraeus Financial Holdings S.A.	2,407	10,247
		85,444
Guatemala–0.00%
Millicom International Cellular S.A., SDR(a)	58	1,576
Hong Kong–1.11%
AIA Group Ltd.	18,771	163,924
ASMPT Ltd.	165	2,006
Cathay Pacific Airways Ltd.	7,460	7,983
CK Asset Holdings Ltd.	10,010	43,579
CK Hutchison Holdings Ltd.	12,682	71,903
CK Infrastructure Holdings Ltd.	323	2,197
CLP Holdings Ltd.	3,530	30,861
DFI Retail Group Holdings Ltd.	161	349
Futu Holdings Ltd., ADR(a)	44	4,209
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Hong Kong–(continued)
Hang Lung Properties Ltd.	890	$858
Hang Seng Bank Ltd.	301	3,745
Henderson Land Development Co. Ltd.	2,727	8,636
HK Electric Investments & HK Electric Investments Ltd.	1,130	767
HKT Trust & HKT Ltd.	12,377	15,820
Hong Kong & China Gas Co. Ltd. (The)	21,659	17,691
Hong Kong Exchanges & Clearing Ltd.	590	24,102
Hongkong Land Holdings Ltd.	488	1,793
Jardine Matheson Holdings Ltd.	1,192	46,598
Kerry Properties Ltd.	303	640
Link REIT	1,267	6,316
Man Wah Holdings Ltd.	820	675
Melco Resorts & Entertainment Ltd., ADR(a)	215	1,675
MTR Corp. Ltd.	840	3,140
New World Development Co. Ltd.	6,627	8,117
PCCW Ltd.	2,084	1,143
Power Assets Holdings Ltd.	2,109	13,444
Prudential PLC	1,298	12,042
Sino Land Co. Ltd.	8,504	9,287
Sun Hung Kai Properties Ltd.	5,590	60,567
Swire Pacific Ltd., Class A	3,803	32,429
Techtronic Industries Co. Ltd.	2,417	36,082
WH Group Ltd.	34,743	27,363
Wharf Real Estate Investment Co. Ltd.	2,842	9,925
		669,866
Hungary–0.08%
MOL Hungarian Oil & Gas PLC	2,155	16,119
OTP Bank Nyrt.	602	31,488
		47,607
India–1.17%
Adani Enterprises Ltd.	323	12,072
Bharat Heavy Electricals Ltd.	3,218	10,710
DLF Ltd.	887	9,465
HDFC Bank Ltd., ADR	551	34,471
Hindustan Unilever Ltd.	293	10,342
ICICI Bank Ltd., ADR	1,721	51,372
Indian Railway Finance Corp. Ltd.(b)	4,473	8,472
Infosys Ltd., ADR	4,200	93,534
Kotak Mahindra Bank Ltd.	612	13,528
Larsen & Toubro Ltd.	2,620	114,896
Punjab National Bank	5,254	6,714
Reliance Industries Ltd.	3,028	106,534
Sun Pharmaceutical Industries Ltd.	938	21,565
Suzlon Energy Ltd.(a)	26,839	25,610
Tata Consultancy Services Ltd.	2,325	118,385
Tata Motors Ltd.	1,686	19,583
Tata Power Co. Ltd. (The)	4,435	25,501
Tata Steel Ltd.	12,015	24,183
		706,937
Indonesia–0.21%
PT Amman Mineral Internasional TBK(a)	16,596	10,180
PT Astra International Tbk	38,771	12,913
PT Bank Central Asia Tbk	58,097	39,629
PT Bank Mandiri (Persero) Tbk	39,852	18,332
PT Bank Negara Indonesia (Persero) Tbk	21,126	7,460
Shares		Value
Indonesia–(continued)
PT Bank Rakyat Indonesia (Persero) Tbk	25,446	$8,322
PT Telkom Indonesia (Persero) Tbk	148,894	29,483
		126,319
Ireland–0.22%
AerCap Holdings N.V.	462	43,761
AIB Group PLC	2,992	17,139
Bank of Ireland Group PLC	1,345	15,020
Flutter Entertainment PLC(a)	138	32,451
Glanbia PLC	436	7,678
Kerry Group PLC, Class A	75	7,772
Kingspan Group PLC	76	7,128
		130,949
Israel–0.31%
Azrieli Group Ltd.	22	1,534
Bank Hapoalim B.M.	2,640	26,461
Bank Leumi le-Israel B.M.	3,260	31,925
Check Point Software Technologies Ltd.(a)	213	41,069
Elbit Systems Ltd.	12	2,388
ICL Group Ltd.	353	1,503
Israel Discount Bank Ltd., Class A	2,887	16,174
Mizrahi Tefahot Bank Ltd.	100	3,908
Nice Ltd.(a)	127	22,080
Teva Pharmaceutical Industries Ltd., ADR(a)	1,136	20,471
Wix.com Ltd.(a)	122	20,395
		187,908
Italy–1.55%
A2A S.p.A.	723	1,670
Amplifon S.p.A.	60	1,727
Assicurazioni Generali S.p.A.	1,343	38,870
Banca Mediolanum S.p.A.	114	1,440
Banco BPM S.p.A.	2,485	16,790
Brembo N.V.	73	800
Buzzi S.p.A.	207	8,260
Coca-Cola HBC AG	99	3,530
Davide Campari-Milano N.V.	247	2,094
DiaSorin S.p.A.	10	1,169
Enel S.p.A.	14,012	111,925
Eni S.p.A.	4,041	61,494
Ferrari N.V.	170	79,662
FinecoBank Banca Fineco S.p.A.	300	5,148
Hera S.p.A.	2,450	9,777
Infrastrutture Wireless Italiane S.p.A.(b)	168	2,066
Intesa Sanpaolo S.p.A.	32,678	139,884
Italgas S.p.A.(c)	224	1,354
Leonardo S.p.A.	645	14,436
Mediobanca Banca di Credito Finanziario S.p.A.	833	14,233
Moncler S.p.A.	106	6,739
Nexi S.p.A.(a)(b)	281	1,909
Pirelli & C. S.p.A.(b)	114	692
Poste Italiane S.p.A.(b)	1,174	16,487
Prada S.p.A.	272	2,080
Prysmian S.p.A.	553	40,235
Recordati Industria Chimica e Farmaceutica S.p.A.	48	2,716
Ryanair Holdings PLC, ADR	110	4,970
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Italy–(continued)
Snam S.p.A.	2,759	$14,054
Telecom Italia S.p.A.(a)	6,873	1,911
Terna S.p.A.	1,603	14,438
UniCredit S.p.A.	7,245	318,067
		940,627
Japan–11.13%
ABC-MART, Inc.	49	1,041
ACOM Co. Ltd.	231	617
Advantest Corp.	665	31,276
AEON Co. Ltd.	743	20,180
AGC, Inc.	580	18,821
Aisin Corp.	1,287	14,301
Ajinomoto Co., Inc.	804	31,116
Amada Co. Ltd.	192	1,960
ANA Holdings, Inc.	450	9,636
Asahi Group Holdings Ltd.	3,465	45,416
Asahi Intecc Co. Ltd.	113	1,988
Asahi Kasei Corp.	2,744	20,803
ASICS Corp.	332	6,975
Astellas Pharma, Inc.	4,031	46,588
Bandai Namco Holdings, Inc.	305	6,960
Bridgestone Corp.	836	32,285
Brother Industries Ltd.	904	17,730
Canon Marketing Japan, Inc.	28	911
Canon, Inc.	2,217	73,017
Capcom Co. Ltd.	176	4,105
Central Japan Railway Co.	2,765	63,844
Chiba Bank Ltd. (The)	269	2,187
Chubu Electric Power Co., Inc.	2,095	24,621
Chugai Pharmaceutical Co. Ltd.	1,281	62,091
Concordia Financial Group Ltd.	513	2,864
CyberAgent, Inc.	214	1,521
Dai Nippon Printing Co. Ltd.	212	3,785
Daifuku Co. Ltd.	159	3,078
Dai-ichi Life Holdings, Inc.	2,039	52,907
Daiichi Sankyo Co. Ltd.	1,862	61,506
Daikin Industries Ltd.	130	18,247
Daito Trust Construction Co. Ltd.	294	35,811
Daiwa House Industry Co. Ltd.	989	31,130
Daiwa Securities Group, Inc.	3,091	21,923
Denso Corp.	3,468	52,129
Dentsu Group, Inc.	392	12,082
Disco Corp.	244	64,276
East Japan Railway Co.	1,565	31,059
Ebara Corp.	1,052	17,243
Eisai Co. Ltd.	133	4,958
ENEOS Holdings, Inc.	10,004	54,774
FANUC Corp.	827	24,289
Fast Retailing Co. Ltd.	205	68,018
Fuji Electric Co. Ltd.	69	4,181
FUJIFILM Holdings Corp.	1,322	34,223
Fujitsu Ltd.	1,838	37,788
Fukuoka Financial Group, Inc.	83	2,149
GMO Payment Gateway, Inc.	22	1,339
Hakuhodo DY Holdings, Inc.	185	1,516
Hamamatsu Photonics K.K.	152	1,983
Hankyu Hanshin Holdings, Inc.	117	3,614
Shares		Value
Japan–(continued)
Hikari Tsushin, Inc.	64	$14,254
Hirose Electric Co. Ltd.	17	2,169
Hitachi Construction Machinery Co. Ltd.	55	1,348
Hitachi Ltd.	6,543	173,503
Honda Motor Co. Ltd.	8,103	86,510
Hoshizaki Corp.	66	2,298
Hoya Corp.	570	78,947
Hulic Co. Ltd.	202	2,056
IBIDEN Co. Ltd.	59	1,824
Idemitsu Kosan Co. Ltd.	3,563	25,837
IHI Corp.	76	3,986
Iida Group Holdings Co. Ltd.	76	1,174
Inpex Corp.	4,744	64,228
Isetan Mitsukoshi Holdings Ltd.	195	3,061
Isuzu Motors Ltd.	1,362	18,571
ITOCHU Corp.	1,553	83,699
Japan Airlines Co. Ltd.	654	11,438
Japan Exchange Group, Inc.	1,530	19,884
Japan Post Bank Co. Ltd.	2,259	21,206
Japan Post Holdings Co. Ltd.	4,676	44,839
Japan Post Insurance Co. Ltd.	102	1,873
Japan Real Estate Investment Corp.	3	11,927
Japan Tobacco, Inc.	2,167	63,187
JFE Holdings, Inc.	1,688	22,694
Kajima Corp.	1,137	21,311
Kansai Electric Power Co., Inc. (The)	2,790	46,238
Kao Corp.	1,024	50,613
Kawasaki Heavy Industries Ltd.	80	3,279
KDDI Corp.	2,926	93,742
Keio Corp.	50	1,193
Keisei Electric Railway Co. Ltd.	68	2,027
Keyence Corp.	154	73,806
Kikkoman Corp.	370	4,209
Kintetsu Group Holdings Co. Ltd.	417	10,385
Kirin Holdings Co. Ltd.	2,870	43,738
Kobe Bussan Co. Ltd.	111	3,462
Koito Manufacturing Co. Ltd.	97	1,350
Komatsu Ltd.	734	20,548
Konami Group Corp.	60	6,119
KOSE Corp.	18	1,162
Kubota Corp.	1,128	16,106
Kuraray Co. Ltd.	1,100	16,345
Kurita Water Industries Ltd.	53	2,293
Kyocera Corp.	2,579	30,141
Kyowa Kirin Co. Ltd.	562	9,917
Kyushu Electric Power Co., Inc.	1,778	19,438
Kyushu Railway Co.	66	1,899
Lasertec Corp.	134	22,341
Lixil Corp.	149	1,786
LY Corp.	5,146	15,000
M3, Inc.	214	2,143
Makita Corp.	374	12,634
Marubeni Corp.	1,213	20,041
Marui Group Co. Ltd.	85	1,422
Mazda Motor Corp.	3,223	24,625
McDonald’s Holdings Co. (Japan) Ltd.	257	12,245
Medipal Holdings Corp.	1,074	18,719
MEIJI Holdings Co. Ltd.	122	3,052
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Japan–(continued)
MINEBEA MITSUMI, Inc.	198	$3,914
MISUMI Group, Inc.	150	2,721
Mitsubishi Chemical Group Corp.	3,983	25,620
Mitsubishi Corp.	4,442	92,304
Mitsubishi Electric Corp.	2,388	38,736
Mitsubishi Estate Co. Ltd.	3,353	52,958
Mitsubishi Gas Chemical Co., Inc.	78	1,521
Mitsubishi HC Capital, Inc.	407	2,891
Mitsubishi Heavy Industries Ltd.	6,200	92,653
Mitsubishi Motors Corp.	280	762
Mitsubishi UFJ Financial Group, Inc.	24,908	255,770
Mitsui & Co. Ltd.	3,682	82,344
Mitsui Chemicals, Inc.	89	2,377
Mitsui Fudosan Co. Ltd.	6,073	57,225
Mitsui OSK Lines Ltd.	976	33,790
Mizuho Financial Group, Inc.	3,746	77,433
MonotaRO Co. Ltd.	130	2,168
MS&AD Insurance Group Holdings, Inc.	2,077	48,818
Murata Manufacturing Co. Ltd.	2,526	49,986
NEC Corp.	294	28,390
Nexon Co. Ltd.	626	12,440
NGK Insulators Ltd.	821	10,798
NH Foods Ltd.	44	1,631
Nidec Corp.	1,010	21,264
Nikon Corp.	149	1,543
Nintendo Co. Ltd.	1,479	79,055
Nippon Building Fund, Inc.	15	13,745
Nippon Express Holdings, Inc.	16	843
Nippon Paint Holdings Co. Ltd.	473	3,602
Nippon Prologis REIT, Inc.	1	1,713
Nippon Sanso Holdings Corp.	98	3,597
Nippon Steel Corp.	2,579	57,801
Nippon Telegraph & Telephone Corp.	157,440	161,405
Nippon Yusen K.K.	1,354	49,735
Nissan Chemical Corp.	64	2,297
Nissan Motor Co. Ltd.	7,335	20,836
Nisshin Seifun Group, Inc.	105	1,329
Nissin Foods Holdings Co. Ltd.	115	3,214
Niterra Co. Ltd.	81	2,282
Nitori Holdings Co. Ltd.	107	15,930
Nitto Denko Corp.	1,715	28,860
Nomura Holdings, Inc.	5,372	28,036
Nomura Real Estate Holdings, Inc.	59	1,590
Nomura Real Estate Master Fund, Inc.	9	8,979
Nomura Research Institute Ltd.	733	27,203
NTT DATA Group Corp.	809	14,560
Obayashi Corp.	341	4,346
OBIC Co. Ltd.	170	5,964
Odakyu Electric Railway Co. Ltd.	813	9,068
Oji Holdings Corp.	2,647	10,604
Olympus Corp.	4,016	76,341
Omron Corp.	92	4,206
Ono Pharmaceutical Co. Ltd.	1,736	23,303
Oriental Land Co. Ltd.	922	23,850
ORIX Corp.	2,769	64,791
Osaka Gas Co. Ltd.	920	20,748
Otsuka Corp.	122	3,013
Otsuka Holdings Co. Ltd.	1,232	69,976
Shares		Value
Japan–(continued)
Pan Pacific International Holdings Corp.	209	$5,431
Panasonic Holdings Corp.	11,267	98,978
Rakuten Group, Inc.(a)	3,468	22,377
Recruit Holdings Co. Ltd.	2,960	179,827
Renesas Electronics Corp.	3,955	57,398
Resona Holdings, Inc.	2,641	18,506
Resonac Holdings Corp.	92	2,391
Ricoh Co. Ltd.	2,082	22,595
Rinnai Corp.	53	1,309
Rohm Co. Ltd.	204	2,298
Ryohin Keikaku Co. Ltd.	139	2,552
Santen Pharmaceutical Co. Ltd.	1,286	15,611
SBI Holdings, Inc.	714	16,524
SECOM Co. Ltd.	824	30,479
Sega Sammy Holdings, Inc.	80	1,603
Seibu Holdings, Inc.	114	2,536
Seiko Epson Corp.	868	16,057
Sekisui Chemical Co. Ltd.	709	11,086
Sekisui House Ltd.	1,081	30,015
Seven & i Holdings Co. Ltd.	1,955	29,438
SG Holdings Co. Ltd.	113	1,212
Sharp Corp.(a)	59	392
Shimadzu Corp.	122	4,080
SHIMAMURA Co. Ltd.	23	1,256
Shimano, Inc.	131	24,938
Shimizu Corp.	303	2,089
Shin-Etsu Chemical Co. Ltd.	1,734	72,465
Shionogi & Co. Ltd.	2,037	29,199
Shiseido Co. Ltd.	206	5,603
SMC Corp.	64	28,622
SoftBank Corp.	60,170	78,557
SoftBank Group Corp.	889	52,732
Sojitz Corp.	693	16,420
Sompo Holdings, Inc.	1,535	34,600
Sony Group Corp.	5,620	109,183
Square Enix Holdings Co. Ltd.	43	1,707
Stanley Electric Co. Ltd.	64	1,200
Subaru Corp.	2,462	43,556
SUMCO Corp.	196	2,120
Sumitomo Chemical Co. Ltd.	692	1,976
Sumitomo Corp.	3,008	67,548
Sumitomo Electric Industries Ltd.	2,161	35,090
Sumitomo Heavy Industries Ltd.	322	7,791
Sumitomo Metal Mining Co. Ltd.	122	3,661
Sumitomo Mitsui Financial Group, Inc.	7,959	170,057
Sumitomo Mitsui Trust Holdings, Inc.	1,061	25,395
Sumitomo Realty & Development Co. Ltd.	367	12,423
Sundrug Co. Ltd.	36	1,065
Suntory Beverage & Food Ltd.	66	2,485
Suzuki Motor Corp.	1,413	15,910
Sysmex Corp.	282	5,582
T&D Holdings, Inc.	973	17,155
Taisei Corp.	91	3,996
Takeda Pharmaceutical Co. Ltd.	1,827	52,642
TDK Corp.	2,110	26,954
Terumo Corp.	1,125	21,313
Tobu Railway Co. Ltd.	98	1,712
Toho Co. Ltd.	56	2,271
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Japan–(continued)
Tohoku Electric Power Co., Inc.	1,971	$18,889
Tokio Marine Holdings, Inc.	2,794	103,027
Tokyo Century Corp.	68	766
Tokyo Electric Power Co. Holdings, Inc.(a)	2,070	9,181
Tokyo Electron Ltd.	1,107	197,418
Tokyo Gas Co. Ltd.	1,399	32,587
Tokyo Tatemono Co. Ltd.	95	1,526
Tokyu Corp.	247	3,199
Tokyu Fudosan Holdings Corp.	303	2,108
TOPPAN Holdings, Inc.	442	13,155
Toray Industries, Inc.	615	3,632
Tosoh Corp.	736	9,855
TOTO Ltd.	73	2,715
Toyota Industries Corp.	155	12,019
Toyota Motor Corp.	13,625	244,896
Toyota Tsusho Corp.	1,449	26,493
Trend Micro, Inc.	281	16,684
Tsuruha Holdings, Inc.	20	1,265
Unicharm Corp.	621	22,372
USS Co. Ltd.	222	2,107
Welcia Holdings Co. Ltd.	51	725
West Japan Railway Co.	1,902	36,122
Yakult Honsha Co. Ltd.	134	3,103
Yamaha Corp.	204	1,764
Yamaha Motor Co. Ltd.	437	3,936
Yamato Holdings Co. Ltd.	67	763
Yamazaki Baking Co. Ltd.	67	1,328
Yaskawa Electric Corp.	120	4,201
Yokogawa Electric Corp.	119	3,049
ZOZO, Inc.	71	2,579
		6,737,015
Jordan–0.02%
Hikma Pharmaceuticals PLC	470	12,027
Kuwait–0.06%
Kuwait Finance House K.S.C.P.	5,977	14,032
Mobile Telecommunications Co. K.S.C.P.	5,205	8,102
National Bank of Kuwait S.A.K.P.	4,070	11,778
		33,912
Luxembourg–0.10%
ArcelorMittal S.A.	1,753	45,902
Eurofins Scientific SE	265	16,801
RTL Group S.A.	19	645
		63,348
Macau–0.02%
Galaxy Entertainment Group Ltd.	1,332	6,578
Sands China Ltd.(a)	1,290	3,248
Wynn Macau Ltd.	802	690
		10,516
Malaysia–0.23%
CIMB Group Holdings Bhd.	9,033	17,676
Genting Bhd.	7,005	7,175
Malayan Banking Bhd.	18,782	47,742
MISC Bhd.	6,749	12,775
Public Bank Bhd.	18,972	20,971
RHB Bank Bhd.	5,676	8,507
Shares		Value
Malaysia–(continued)
Tenaga Nasional Bhd.	3,192	$11,191
YTL Corp. Bhd.	10,768	6,588
YTL Power International Bhd.	8,191	7,307
		139,932
Mexico–0.27%
Alsea S.A.B. de C.V.	1,547	4,254
America Movil S.A.B. de C.V., Class B	39,328	32,257
Arca Continental S.A.B. de C.V.	1,408	13,165
CEMEX S.A.B. de C.V., Series CPO	12,841	7,865
Coca-Cola FEMSA S.A.B. de C.V., Series CPO	1,567	13,871
Fibra Uno Administracion S.A. de C.V.	15,754	18,338
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	994	9,812
Fresnillo PLC	94	771
Grupo Elektra S.A.B. de C.V.(d)	133	5,106
Grupo Financiero Banorte S.A.B. de C.V., Class O	1,923	13,624
Grupo Mexico S.A.B. de C.V., Class B	3,029	16,886
Qualitas Controladora S.A.B. de C.V.	1,136	8,883
Wal-Mart de Mexico S.A.B. de C.V., Series V	6,193	18,611
		163,443
Netherlands–1.91%
ABN AMRO Bank N.V., CVA(b)	2,906	52,517
Adyen N.V.(a)(b)	42	65,756
Aegon Ltd.	686	4,406
Akzo Nobel N.V.	256	18,084
argenx SE(a)	29	15,676
ASM International N.V.	45	29,689
ASML Holding N.V.	430	357,700
ASR Nederland N.V.	412	20,197
BE Semiconductor Industries N.V.	38	4,847
Euronext N.V.(b)	115	12,483
EXOR N.V.	415	44,490
Heineken Holding N.V.	194	14,657
Heineken N.V.	238	21,127
IMCD N.V.	27	4,690
ING Groep N.V.	5,835	105,864
JDE Peet’s N.V.	63	1,316
Koninklijke Ahold Delhaize N.V.	3,395	117,360
Koninklijke KPN N.V.	15,887	64,887
Koninklijke Philips N.V.(a)	1,204	39,474
Koninklijke Vopak N.V.	34	1,578
NN Group N.V.	342	17,064
OCI N.V.	57	1,625
Randstad N.V.	371	18,434
Topicus.com, Inc.	20	1,887
Universal Music Group N.V.	800	20,929
Wolters Kluwer N.V.	594	100,191
		1,156,928
New Zealand–0.12%
Auckland International Airport Ltd.	645	3,059
Fisher & Paykel Healthcare Corp. Ltd.	745	16,514
Meridian Energy Ltd.	6,934	26,143
Spark New Zealand Ltd.	10,099	19,474
Xero Ltd.(a)	68	7,029
		72,219
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Norway–0.26%
Aker BP ASA	194	$4,152
DNB Bank ASA	1,086	22,271
Equinor ASA	2,293	58,010
Gjensidige Forsikring ASA	242	4,526
Kongsberg Gruppen ASA	200	19,536
Mowi ASA	217	3,898
Norsk Hydro ASA	2,471	15,963
Orkla ASA	367	3,461
SalMar ASA	26	1,364
Schibsted ASA, Class A	332	10,699
Storebrand ASA	212	2,326
Telenor ASA	962	12,290
Var Energi ASA	385	1,190
		159,686
Peru–0.01%
Compania de Minas Buenaventura S.A.A., ADR	608	8,415
Philippines–0.03%
International Container Terminal Services, Inc.	2,311	16,747
Poland–0.06%
Asseco Poland S.A.	326	7,371
Bank Polska Kasa Opieki S.A.	253	9,660
LPP S.A.	2	8,198
Powszechna Kasa Oszczednosci Bank Polski S.A.	832	12,124
		37,353
Portugal–0.04%
EDP S.A.	3,250	14,823
Galp Energia SGPS S.A.	213	3,987
Jeronimo Martins SGPS S.A.	134	2,633
		21,443
Qatar–0.10%
Industries Qatar Q.S.C.	4,529	16,223
Ooredoo Q.P.S.C.	3,441	11,082
Qatar Electricity and Water Co. Q.P.S.C.	3,606	15,642
Qatar National Bank Q.P.S.C.	3,453	16,095
		59,042
Russia–0.01%
Tatneft PJSC, ADR(d)	576	0
X5 Retail Group N.V., GDR(a)(b)(d)	422	5,486
		5,486
Saudi Arabia–0.37%
ACWA Power Co.	517	68,235
Al Rajhi Bank	1,121	26,123
Alinma Bank	1,374	10,456
Riyad Bank	961	6,395
Saudi Arabian Mining Co.(a)	1,621	21,116
Saudi Arabian Oil Co.(b)	3,810	27,552
Saudi Basic Industries Corp.	1,382	27,595
Saudi Electricity Co.	2,599	11,554
Saudi National Bank (The)	861	7,902
Saudi Telecom Co.	1,438	16,758
		223,686
Shares		Value
Singapore–0.66%
CapitaLand Ascendas REIT	6,382	$14,132
CapitaLand Integrated Commercial Trust	2,540	4,175
CapitaLand Investment Ltd.	2,521	6,095
City Developments Ltd.	230	964
DBS Group Holdings Ltd.	3,125	92,545
Genting Singapore Ltd.	2,773	1,880
Jardine Cycle & Carriage Ltd.	45	965
Keppel Ltd.	3,265	16,771
Oversea-Chinese Banking Corp. Ltd.	7,328	85,781
Sea Ltd., ADR(a)	568	53,551
Sembcorp Industries Ltd.	444	1,909
Singapore Airlines Ltd.	3,709	19,580
Singapore Exchange Ltd.	1,869	16,561
Singapore Technologies Engineering Ltd.	3,546	12,807
Singapore Telecommunications Ltd.	13,109	32,961
United Overseas Bank Ltd.	1,671	41,711
		402,388
South Africa–0.34%
Absa Group Ltd.	802	8,142
Anglo American PLC	2,212	71,903
Capitec Bank Holdings Ltd.	92	16,177
Exxaro Resources Ltd.	698	6,929
Gold Fields Ltd.	574	8,902
Harmony Gold Mining Co. Ltd.	1,036	10,633
Impala Platinum Holdings Ltd.	1,309	7,337
Mr Price Group Ltd.	791	12,384
Nedbank Group Ltd.	1,483	25,614
Sappi Ltd.	2,573	7,209
Sasol Ltd.	1,232	8,274
Shoprite Holdings Ltd.	529	9,035
Woolworths Holdings Ltd.	3,165	12,475
		205,014
South Korea–1.38%
Amorepacific Corp.	15	1,679
Celltrion, Inc.	136	20,249
CJ CheilJedang Corp.	4	928
Coway Co. Ltd.	15	757
DB Insurance Co. Ltd.	128	11,000
Delivery Hero SE(a)(b)	90	3,642
Doosan Enerbility Co. Ltd.(a)	219	2,997
Ecopro BM Co. Ltd.(a)	24	3,365
Ecopro Co. Ltd.(a)	45	3,033
Ecopro Materials Co. Ltd.(a)	12	1,239
Hana Financial Group, Inc.	252	11,308
Hankook Tire & Technology Co. Ltd.	368	11,599
Hanmi Pharm Co. Ltd.	3	738
HD Hyundai Co. Ltd.	22	1,284
HD Hyundai Heavy Industries Co. Ltd.(a)	10	1,406
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	21	3,000
HMM Co. Ltd.	1,054	14,925
Hyundai Glovis Co. Ltd.	171	15,931
Hyundai Mobis Co. Ltd.	180	29,811
Hyundai Motor Co.	121	22,535
Hyundai Steel Co.	551	11,724
Industrial Bank of Korea	1,057	11,273
Kakao Corp.	151	4,161
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
South Korea–(continued)
KakaoBank Corp.	111	$1,790
KB Financial Group, Inc.	226	13,945
Kia Corp.	1,036	78,887
Korea Aerospace Industries Ltd.	35	1,395
Korea Electric Power Corp.(a)	83	1,297
Korea Zinc Co. Ltd.	4	2,095
Korean Air Lines Co. Ltd.	63	1,081
Krafton, Inc.(a)	14	3,642
KT&G Corp.	386	32,001
Kumho Petrochemical Co. Ltd.	7	841
L&F Co. Ltd.(a)	12	1,039
LG Chem Ltd.	21	5,700
LG Corp.	404	24,279
LG Display Co. Ltd.(a)	164	1,368
LG Electronics, Inc.	367	29,222
LG Energy Solution Ltd.(a)	53	16,721
LG H&H Co. Ltd.	5	1,441
LG Innotek Co. Ltd.	7	1,166
LOTTE Chemical Corp.	10	774
Meritz Financial Group, Inc.	166	12,276
Mirae Asset Securities Co. Ltd.	115	739
NAVER Corp.	43	5,539
NCSoft Corp.	7	1,018
Netmarble Corp.(a)(b)	11	497
POSCO Future M Co. Ltd.	15	2,859
POSCO Holdings, Inc.	30	8,807
Samsung Biologics Co. Ltd.(a)(b)	9	6,694
Samsung C&T Corp.	269	28,175
Samsung Card Co. Ltd.	12	377
Samsung Electro-Mechanics Co. Ltd.	25	2,527
Samsung Electronics Co. Ltd.	3,759	175,691
Samsung Fire & Marine Insurance Co. Ltd.	11	2,907
Samsung Heavy Industries Co. Ltd.(a)	313	2,401
Samsung Life Insurance Co. Ltd.	44	3,143
Samsung SDI Co. Ltd.	19	5,486
Samsung SDS Co. Ltd.	116	13,660
Shinhan Financial Group Co. Ltd.	643	27,271
SK Biopharmaceuticals Co. Ltd.(a)	15	1,188
SK Bioscience Co. Ltd.(a)	13	550
SK hynix, Inc.	448	59,959
SK Innovation Co. Ltd.(a)	27	2,419
SK Square Co. Ltd.(a)	142	8,766
SK Telecom Co. Ltd.	619	26,360
SK, Inc.	17	1,988
S-Oil Corp.	13	610
Woori Financial Group, Inc.	2,131	25,157
Yuhan Corp.	32	3,490
		837,822
Spain–1.60%
Acciona S.A.	12	1,703
ACS Actividades de Construccion y Servicios S.A.	862	39,787
Aena SME S.A.(b)	86	18,892
Amadeus IT Group S.A.	722	52,289
Banco Bilbao Vizcaya Argentaria S.A.	12,121	130,934
Banco de Sabadell S.A.	10,484	22,265
Banco Santander S.A.	42,169	216,068
Bankinter S.A.	313	2,763
Shares		Value
Spain–(continued)
CaixaBank S.A.	5,169	$30,848
Cellnex Telecom S.A.(b)	269	10,906
EDP Renovaveis S.A.	146	2,548
Enagas S.A.	103	1,580
Endesa S.A.	881	19,247
Fluidra S.A.	51	1,337
Grifols S.A.(a)	207	2,353
Iberdrola S.A.	10,116	156,384
Industria de Diseno Textil S.A.	1,590	94,170
Mapfre S.A.	482	1,284
Merlin Properties SOCIMI S.A.	184	2,332
Redeia Corp. S.A.	685	13,317
Repsol S.A.	5,096	67,213
Telefonica S.A.	15,973	78,141
		966,361
Sweden–1.44%
Alfa Laval AB	135	6,490
Assa Abloy AB, Class B	1,361	45,852
Atlas Copco AB, Class A	3,394	65,777
Boliden AB	132	4,480
Embracer Group AB(a)	385	1,000
Epiroc AB, Class A	428	9,270
EQT AB	466	15,997
Essity AB, Class B	291	9,083
Evolution AB(b)	86	8,458
Fastighets AB Balder, Class B(a)	320	2,814
Getinge AB, Class B	532	11,450
H & M Hennes & Mauritz AB, Class B	272	4,633
Hexagon AB, Class B	1,800	19,388
Holmen AB, Class B	43	1,862
Husqvarna AB, Class B	202	1,415
Industrivarden AB, Class C	683	25,150
Indutrade AB	127	3,952
Investment AB Latour, Class B	65	2,031
Investor AB, Class B	3,184	98,119
Kinnevik AB, Class B	118	960
L E Lundbergforetagen AB, Class B	36	2,062
Lifco AB, Class B	109	3,590
NIBE Industrier AB, Class B	806	4,417
Saab AB, Class B	516	10,996
Sagax AB, Class B	842	23,979
Sandvik AB	1,163	26,025
Securitas AB, Class B	219	2,780
Skandinaviska Enskilda Banken AB, Class A	2,414	36,954
Skanska AB, Class B	173	3,606
SKF AB, Class B	901	17,947
Spotify Technology S.A.(a)	411	151,466
SSAB AB, Class B	3,422	17,521
Svenska Cellulosa AB S.C.A., Class B	286	4,170
Svenska Handelsbanken AB, Class A	4,029	41,386
Swedbank AB, Class A	1,983	42,091
Swedish Orphan Biovitrum AB, Class B(a)	92	2,968
Tele2 AB, Class B	1,657	18,742
Telefonaktiebolaget LM Ericsson, Class B	1,544	11,667
Telia Co. AB	6,142	19,863
Trelleborg AB, Class B	813	31,293
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Sweden–(continued)
Volvo AB, Class B	2,311	$61,131
		872,835
Switzerland–3.71%
ABB Ltd.	2,244	130,187
Adecco Group AG	83	2,831
Baloise Holding AG	22	4,499
Banque Cantonale Vaudoise	14	1,446
Barry Callebaut AG	3	5,554
Belimo Holding AG	6	4,283
BKW AG	10	1,813
Chocoladefabriken Lindt & Spruengli AG, PC	2	25,800
Cie Financiere Richemont S.A.	257	40,813
Clariant AG	104	1,576
DKSH Holding AG	17	1,352
DSM-Firmenich AG	580	80,044
EMS-Chemie Holding AG	3	2,521
Flughafen Zureich AG	9	2,165
Galderma Group AG, Class A(a)	26	2,416
Geberit AG	69	45,044
Givaudan S.A.	13	71,325
Helvetia Holding AG	17	2,940
Julius Baer Group Ltd.	96	5,789
Kuehne + Nagel International AG, Class R	27	7,377
Logitech International S.A., Class R	321	28,749
Lonza Group AG	76	48,228
Nestle S.A.	3,273	328,912
Novartis AG	5,569	641,227
Partners Group Holding AG	36	54,276
PSP Swiss Property AG	133	19,486
Sandoz Group AG	432	18,003
Schindler Holding AG, PC	54	15,849
SGS S.A.	299	33,387
SIG Group AG	142	3,166
Sika AG	74	24,528
Sonova Holding AG, Class A	23	8,285
Stadler Rail AG	29	911
Straumann Holding AG	104	17,012
Sulzer AG	8	1,313
Swatch Group AG (The), BR	25	5,361
Swiss Life Holding AG	36	30,123
Swiss Prime Site AG	133	14,906
Swisscom AG	97	63,390
Temenos AG	30	2,100
UBS Group AG	9,367	289,853
VAT Group AG(b)	28	14,319
Zurich Insurance Group AG	238	143,790
		2,246,949
Taiwan–2.34%
Accton Technology Corp.	465	7,780
ASE Technology Holding Co. Ltd.	1,933	9,167
Asia Vital Components Co. Ltd.	550	10,190
Asustek Computer, Inc.	1,133	19,683
Catcher Technology Co. Ltd.	2,446	18,257
Cathay Financial Holding Co. Ltd.	4,764	10,003
Chang Hwa Commercial Bank Ltd.	18,186	10,280
Chicony Electronics Co. Ltd.	1,805	9,307
China Steel Corp.	13,747	10,026
Shares		Value
Taiwan–(continued)
Chunghwa Telecom Co. Ltd.	10,837	$42,895
Compal Electronics, Inc.	9,274	9,732
CTBC Financial Holding Co. Ltd.	20,950	22,806
Delta Electronics, Inc.	2,638	31,474
E.Sun Financial Holding Co. Ltd.	15,725	13,909
eMemory Technology, Inc.	98	8,066
Far Eastern New Century Corp.	12,136	14,643
Far EasTone Telecommunications Co. Ltd.	3,629	10,386
First Financial Holding Co. Ltd.	31,742	27,468
Formosa Chemicals & Fibre Corp.	6,611	9,056
Formosa Plastics Corp.	5,210	8,782
Fortune Electric Co. Ltd.	812	16,097
Fubon Financial Holding Co. Ltd.	6,835	19,459
Hon Hai Precision Industry Co. Ltd.	30,176	177,672
Hua Nan Financial Holdings Co. Ltd.	19,636	15,932
International Games System Co. Ltd.	594	18,501
Lite-On Technology Corp.	3,253	10,209
Lotes Co. Ltd.	177	7,722
MediaTek, Inc.	2,577	94,977
Mega Financial Holding Co. Ltd.	25,274	31,375
Novatek Microelectronics Corp.	1,041	16,949
Pegatron Corp.	9,326	30,259
Pou Chen Corp.	8,053	9,161
Powertech Technology, Inc.	2,830	12,197
President Chain Store Corp.	902	8,389
Quanta Computer, Inc.	1,935	16,127
Realtek Semiconductor Corp.	723	10,731
Shanghai Commercial & Savings Bank Ltd. (The)	5,684	6,918
SinoPac Financial Holdings Co. Ltd.	15,844	12,137
Synnex Technology International Corp.	3,315	7,555
Taiwan Cooperative Financial Holding Co. Ltd.	21,926	17,915
Taiwan Mobile Co. Ltd.	6,264	22,758
Taiwan Semiconductor Manufacturing Co. Ltd.	15,732	474,385
Uni-President Enterprises Corp.	7,673	20,994
Wiwynn Corp.	152	8,238
WPG Holdings Ltd.	5,423	12,831
WT Microelectronics Co. Ltd.	3,555	11,881
Yuanta Financial Holding Co. Ltd.	22,892	22,885
		1,418,164
Thailand–0.12%
Advanced Info Service PCL, NVDR	1,420	11,459
Airports of Thailand PCL, NVDR	6,782	13,445
Bangkok Dusit Medical Services PCL, NVDR	9,541	8,862
Delta Electronics Thailand PCL, NVDR	3,197	10,560
PTT Exploration & Production PCL, NVDR	2,777	11,327
PTT PCL, NVDR	13,418	14,143
		69,796
Turkey–0.18%
Akbank T.A.S.	10,776	19,379
KOC Holding A.S.	2,807	15,432
Turk Hava Yollari AO(a)	4,089	34,013
Turkiye Is Bankasi A.S., Class C	48,426	19,847
Turkiye Petrol Rafinerileri A.S.	1,744	7,895
Yapi ve Kredi Bankasi A.S.	10,901	9,835
		106,401
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
United Arab Emirates–0.12%
Abu Dhabi Commercial Bank PJSC	3,557	$8,154
Aldar Properties PJSC	4,615	9,442
Dubai Islamic Bank PJSC	5,685	9,753
Emaar Properties PJSC	9,271	21,996
Emirates NBD Bank PJSC	3,907	21,596
		70,941
United Kingdom–6.84%
3i Group PLC	1,436	63,613
abrdn PLC	900	1,964
Admiral Group PLC	120	4,473
AngloGold Ashanti PLC	406	10,797
Ashtead Group PLC	212	16,426
Associated British Foods PLC	154	4,813
AstraZeneca PLC	1,632	254,243
Auto Trader Group PLC(b)	1,621	18,844
Aviva PLC	4,679	30,305
B&M European Value Retail S.A.	472	2,629
BAE Systems PLC	7,928	131,621
Barclays PLC	41,075	123,413
Barratt Developments PLC	1,960	12,575
Bellway PLC	267	11,132
Berkeley Group Holdings PLC (The)	48	3,036
British American Tobacco PLC	3,002	109,447
British Land Co. PLC (The)	5,409	31,517
BT Group PLC	13,774	27,301
Bunzl PLC	449	21,264
Burberry Group PLC	173	1,622
Centrica PLC	29,512	46,161
Coca-Cola Europacific Partners PLC	217	17,089
Compass Group PLC	4,420	141,704
ConvaTec Group PLC(b)	800	2,430
Croda International PLC	68	3,842
DCC PLC	245	16,726
Derwent London PLC	52	1,667
Diageo PLC	2,256	78,802
Direct Line Insurance Group PLC	631	1,583
DS Smith PLC	3,364	20,803
easyJet PLC	2,033	14,158
Entain PLC	313	3,198
Haleon PLC	12,926	67,635
Halma PLC	182	6,364
Hargreaves Lansdown PLC	172	2,563
Hiscox Ltd.	170	2,604
Howden Joinery Group PLC	1,523	18,508
HSBC Holdings PLC	46,573	417,807
IMI PLC	127	3,090
Imperial Brands PLC	1,823	53,029
Inchcape PLC	175	1,870
Informa PLC	1,748	19,224
InterContinental Hotels Group PLC	331	36,046
Intermediate Capital Group PLC	370	11,049
International Consolidated Airlines Group S.A.	11,745	32,263
Intertek Group PLC	215	14,864
ITV PLC	1,791	1,924
J Sainsbury PLC	821	3,249
JD Sports Fashion PLC	1,222	2,520
Johnson Matthey PLC	86	1,754
Shares		Value
United Kingdom–(continued)
Just Eat Takeaway.com N.V.(a)(b)	89	$1,334
Kingfisher PLC	6,950	29,994
Land Securities Group PLC	362	3,156
Legal & General Group PLC	8,021	24,310
Lloyds Banking Group PLC	194,119	152,634
London Stock Exchange Group PLC	516	70,646
M&G PLC	1,132	3,140
Man Group PLC	2,698	7,648
Marks & Spencer Group PLC	4,967	24,788
Melrose Industries PLC	2,490	15,218
National Grid PLC	6,926	95,738
NatWest Group PLC	22,163	102,600
Next PLC	58	7,598
Ocado Group PLC(a)	263	1,356
Pearson PLC	304	4,133
Persimmon PLC	152	3,345
Phoenix Group Holdings PLC	1,656	12,404
Reckitt Benckiser Group PLC	633	38,730
RELX PLC	4,918	232,210
Rentokil Initial PLC	1,227	6,000
Rightmove PLC	1,598	13,210
Rolls-Royce Holdings PLC(a)	20,676	146,334
RS Group PLC	231	2,511
Sage Group PLC (The)	2,344	32,198
Schroders PLC	448	2,099
Segro PLC	651	7,630
Severn Trent PLC	126	4,461
Shell PLC	13,351	433,129
Smith & Nephew PLC	1,161	18,020
Smiths Group PLC	610	13,709
Spirax Group PLC	36	3,629
SSE PLC	1,053	26,540
St. James’s Place PLC	266	2,613
Standard Chartered PLC	5,456	57,866
Tate & Lyle PLC	193	1,765
Taylor Wimpey PLC	1,720	3,783
Tesco PLC	23,499	112,826
Unilever PLC	5,026	325,852
United Utilities Group PLC	895	12,548
Vodafone Group PLC	116,227	116,482
Weir Group PLC (The)	126	3,661
Whitbread PLC	336	14,105
Wise PLC, Class A(a)	271	2,437
WPP PLC	1,777	18,203
		4,138,154
United States–4.05%
Alcon, Inc.	404	40,432
ARM Holdings PLC, ADR(a)(c)	2,083	297,890
Atlassian Corp., Class A(a)	309	49,072
BP PLC	32,181	167,841
CRH PLC	1,714	156,868
Experian PLC	1,043	54,934
Ferguson Enterprises, Inc.	457	89,815
Ferrovial SE	662	28,451
GFL Environmental, Inc.	109	4,348
GSK PLC	13,843	281,858
Holcim AG	973	95,289
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
United States–(continued)
ICON PLC(a)	68	$19,537
JBS S.A.	1,501	8,715
Oracle Corp.	18	1,858
Qiagen N.V.	253	11,437
Roche Holding AG	1,642	525,468
Sanofi S.A.	3,456	397,921
Signify N.V.	61	1,439
Smurfit WestRock PLC	252	12,454
Stellantis N.V.	9,297	128,745
Swiss Re AG	374	51,754
Tenaris S.A.	1,368	21,713
		2,447,839
Zambia–0.01%
First Quantum Minerals Ltd.	331	4,513
Total Common Stocks & Other Equity Interests (Cost $34,418,896)		41,629,386
Exchange-Traded Funds–4.73%
United States–4.73%
iShares Core MSCI Emerging Markets ETF(c) (Cost $2,538,754)	49,800	2,859,018
Principal Amount
Equity Linked Notes–3.86%
Canada–1.49%
Bank of Montreal (MSCI EAFE Index), 152.30%, 10/21/2024(b)	$392,000	378,494
Bank of Montreal (MSCI Emerging Markets Index), 135.00%, 10/29/2024(b)	220,000	224,668
Bank of Montreal (MSCI Emerging Markets Index), 151.20%, 10/01/2024(b)	178,000	128,085
Royal Bank of Canada (MSCI Emerging Markets Index), 140.45%, 10/22/2024(b)	212,000	172,704
		903,951
France–0.19%
BNP Paribas Issuance B.V. (MSCI Emerging Markets Index), 155.91%, 10/08/2024(b)	176,000	112,542
Principal Amount		Value
Switzerland–0.86%
UBS AG (MSCI EAFE Index), 152.50%, 10/15/2024(b)	$585,000	$522,976
United Kingdom–1.32%
HSBC Bank PLC (MSCI EAFE Index), Series 7J, 154.77%, 10/07/2024(b)	113,000	107,279
HSBC Bank PLC (MSCI EAFE Index), Series EN0H, 159.70%, 10/28/2024(b)	569,000	565,786
HSBC Bank PLC (MSCI Emerging Markets Index), Series 4M, 137.20%, 10/16/2024(b)	173,000	124,483
		797,548
Total Equity Linked Notes (Cost $2,618,000)		2,337,017
Shares
Money Market Funds–22.63%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(e)(f)	4,796,029	4,796,029
Invesco Treasury Portfolio, Institutional Class, 4.78%(e)(f)	8,898,255	8,898,255
Total Money Market Funds (Cost $13,694,284)		13,694,284
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.02% (Cost $53,269,934)		60,519,705
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.95%
Invesco Private Government Fund, 4.96%(e)(f)(g)	836,412	836,412
Invesco Private Prime Fund, 5.02%(e)(f)(g)	2,155,341	2,156,203
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,992,615)		2,992,615
TOTAL INVESTMENTS IN SECURITIES—104.97% (Cost $56,262,549)		63,512,320
OTHER ASSETS LESS LIABILITIES–(4.97)%		(3,005,965)
NET ASSETS–100.00%		$60,506,355
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
CDI	– CREST Depository Interest
CPO	– Certificates of Ordinary Participation
CVA	– Dutch Certificates
ETF	– Exchange-Traded Fund
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
PC	– Participation Certificate
REIT	– Real Estate Investment Trust
SDR	– Swedish Depository Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2024 was $2,765,060, which represented 4.57% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,365,255	$11,655,207	$(12,224,433)	$-	$-	$4,796,029	$193,083
Invesco Liquid Assets Portfolio, Institutional Class	3,825,467	6,705,294	(10,528,962)	(3,086)	1,287	-	109,043
Invesco Treasury Portfolio, Institutional Class	6,131,721	18,325,099	(15,558,565)	-	-	8,898,255	250,520
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,491,027	(1,654,615)	-	-	836,412	775*
Invesco Private Prime Fund	-	7,122,758	(4,966,573)	-	18	2,156,203	2,156*
Total	$15,322,443	$46,299,385	$(44,933,148)	$(3,086)	$1,305	$16,686,899	$555,577

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI Emerging Markets Index	30	December-2024	$1,759,050	$109,829	$109,829

(a)	Futures contracts collateralized by $58,017 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$1,570,384	$—	$1,570,384
Austria	—	101,181	—	101,181
Belgium	9,659	181,054	—	190,713
Brazil	565,195	10,615	—	575,810
Burkina Faso	—	2,082	—	2,082
Canada	3,994,441	903,951	—	4,898,392
Chile	20,001	12,723	—	32,724
China	304,736	1,797,154	—	2,101,890
Colombia	6,642	—	—	6,642
Czech Republic	—	19,800	—	19,800
Denmark	4,181	1,248,953	—	1,253,134
Egypt	10,421	—	—	10,421
Finland	—	265,273	—	265,273
France	—	2,903,632	—	2,903,632
Germany	—	3,108,193	—	3,108,193
Greece	—	85,444	—	85,444
Guatemala	—	1,576	—	1,576
Hong Kong	5,884	663,982	—	669,866
Hungary	—	47,607	—	47,607
India	179,377	527,560	—	706,937
Indonesia	—	126,319	—	126,319
Ireland	43,761	87,188	—	130,949
Israel	81,935	105,973	—	187,908
Italy	4,970	935,657	—	940,627
Japan	—	6,737,015	—	6,737,015
Jordan	—	12,027	—	12,027
Kuwait	—	33,912	—	33,912
Luxembourg	—	63,348	—	63,348
Macau	—	10,516	—	10,516
Malaysia	—	139,932	—	139,932
Mexico	157,566	771	5,106	163,443
Netherlands	17,563	1,139,365	—	1,156,928
New Zealand	—	72,219	—	72,219
Norway	—	159,686	—	159,686
Peru	8,415	—	—	8,415
Philippines	—	16,747	—	16,747
Poland	—	37,353	—	37,353
Portugal	—	21,443	—	21,443
Qatar	—	59,042	—	59,042
Invesco Income Advantage International Fund

	Level 1	Level 2	Level 3	Total
Russia	$—	$—	$5,486	$5,486
Saudi Arabia	—	223,686	—	223,686
Singapore	53,551	348,837	—	402,388
South Africa	—	205,014	—	205,014
South Korea	—	837,822	—	837,822
Spain	—	966,361	—	966,361
Sweden	151,466	721,369	—	872,835
Switzerland	—	2,769,925	—	2,769,925
Taiwan	—	1,418,164	—	1,418,164
Thailand	—	69,796	—	69,796
Turkey	—	106,401	—	106,401
United Arab Emirates	—	70,941	—	70,941
United Kingdom	17,089	4,918,613	—	4,935,702
United States	3,340,849	1,966,008	—	5,306,857
Zambia	4,513	—	—	4,513
Money Market Funds	13,694,284	2,992,615	—	16,686,899
Total Investments in Securities	22,676,499	40,825,229	10,592	63,512,320
Other Investments - Assets*
Futures Contracts	109,829	—	—	109,829
Total Investments	$22,786,328	$40,825,229	$10,592	$63,622,149

*	Unrealized appreciation.
Invesco Income Advantage International Fund